CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and due from banks	$ 1,088	$ 1,603
Interest-earning demand deposits	272	324
Total cash and cash equivalents	1,360	1,927
Certificates of deposit	598	598
Investment securities available-for-sale (amortized cost of $28,189 and $77,067)	28,387	77,186
Investment securities held-to-maturity (fair value of $22,480 and $26,956)	22,047	26,420
Mortgage-backed securities held-to-maturity (fair value of $215,016 and $139,998)	215,335	139,268
Net loans receivable (allowance for loan losses of $234 and $307)	29,724	31,531
Accrued interest receivable	638	1,371
Federal Home Loan Bank stock, at cost	6,440	5,682
Premises and equipment	615	614
Bank owned life insurance	4,136	2,000
Deferred tax assets (net)	512	748
Other assets	148	231
TOTAL ASSETS	309,940	287,576
LIABILITIES
Deposits	141,859	140,524
Federal Home Loan Bank advances: short-term	23,626	96,712
Federal Home Loan Bank advances: long-term	111,696	17,500
Accrued interest payable	170	210
Other liabilities	801	802
TOTAL LIABILITIES	278,152	255,748
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,485	21,478
Treasury stock (1,748,661 and 1,747,706 shares at cost)	(26,700)	(26,690)
Retained earnings - substantially restricted	38,335	37,744
Accumulated other comprehensive loss	(420)	(742)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(950)
TOTAL STOCKHOLDERS' EQUITY	31,788	31,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 309,940	$ 287,576